GENERAL (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule Of Minority Interest [Table Text Block]
The following table presents certain information regarding the control and ownership of Formula's significant subsidiaries and affiliates, as of the dates indicated (the list consists only of active companies that are held directly by Formula):

	Percentage of ownership
	and control
	December 31,
	2014	2015
Name of subsidiary (affiliate)

Matrix	50.18	50.04
Magic(1)	45.14	46.40
Sapiens(2)	50.16	49.13
Insync	90.09	90.09

1)	From March 5, 2014 until December 31, 2015 Magic's results of operations were reflected in the Company's results of operations using the equity method of accounting.

2)
From November 19, 2013 until December 23, 2014 and from September 30, 2015 until December 31, 2015, Sapiens' results of operations were reflected in the Company's results of operations using the equity method of accounting.